UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              February 12, 2010
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       51

Form 13F Information Table Value Total:  304,127
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (12/31/09) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
7 DAYS GROUP HOLDINGS LT            ADR      81783J101     1872    150000   SH            SOLE       NONE      150000
AIRGAS INC                     COMMON STOCK   9363102      3808     80000   SH            SOLE       NONE       80000
AMERICAN TOWER CORP            COMMON STOCK  29912201     19280    446200   SH            SOLE       NONE      446200
APPLE INC                      COMMON STOCK  37833100      2107     10000   SH            SOLE       NONE       10000
BAIDU INC                           ADR      56752108      8225     20000   SH            SOLE       NONE       20000
CHARDAN 2008 CHINA ACQST       COMMON STOCK  G8977T10      1969    220000   SH            SOLE       NONE      220000
CHARDAN 2008 CHINA ACQST          WARRANT    G8977T11       988    250000   SH            SOLE       NONE      250000
COGENT COMMUNICATIONS GRP      COMMON STOCK  19239V302      197     20000   SH            SOLE       NONE       20000
DIODES INC                      CONVERTIBLE  254543AA9     5790   6000000  PRN            SOLE       NONE     6000000
EQUINIX INC                     CONVERTIBLE  29444UAG1    10440   9000000  PRN            SOLE       NONE     9000000
FIRST SOLAR INC                COMMON STOCK  336433107     2031     15000   SH            SOLE       NONE       15000
HHGREGG INC                    COMMON STOCK  42833L108    17624    800000   SH            SOLE       NONE      800000
HURON CONSULTING GRP           COMMON STOCK  447462102    11568    502100   SH            SOLE       NONE      502100
INFORMATION SERVICES GRP          WARRANT    45675Y112       38    750000   SH            SOLE       NONE      750000
INFORMATION SERVICES GRP       COMMON STOCK  45675Y104     1664    525000   SH            SOLE       NONE      525000
INTL GAME TECHNOLOGY           COMMON STOCK  459902102     6570    350000   SH            SOLE       NONE      350000
LEAR CORP                      COMMON STOCK  521865204     1353     20000   SH            SOLE       NONE       20000
LOWE'S COS INC                 COMMON STOCK  548661107     3041    130000   SH            SOLE       NONE      130000
LULULEMON ATHLETICA INC        COMMON STOCK  550021109     2408     80000   SH            SOLE       NONE       80000
MASTERCARD INC                 COMMON STOCK  57636Q104     2560     10000   SH            SOLE       NONE       10000
MONSANTO CO                    COMMON STOCK  61166W101     8175    100000   SH            SOLE       NONE      100000
MOODY'S CORP                   COMMON STOCK  615369105    13400    500000   SH            SOLE       NONE      500000
MSCI INC                       COMMON STOCK  55354G100    18762    590000   SH            SOLE       NONE      590000
NII HLDGS INC                  COMMON STOCK  62913F201     2854     85000   SH            SOLE       NONE       85000
NII HLDGS INC                   CONVERTIBLE  62913FAJ1     8808   9600000  PRN            SOLE       NONE     9600000
OMNICARE INC                   COMMON STOCK  681904108     7254    300000   SH            SOLE       NONE      300000
OMNICARE INC                    CONVERTIBLE  681904AL2     3662   4500000  PRN            SOLE       NONE     4500000
O REILLY AUTOMOTIVE INC        COMMON STOCK  686091109     5337    140000   SH            SOLE       NONE      140000
PRECISION CASTPARTS CORP       COMMON STOCK  740189105     2207     20000   SH            SOLE       NONE       20000
QUANTA SERVICES INC            COMMON STOCK  74762E102     2084    100000   SH            SOLE       NONE      100000
SAVVIS INC                     COMMON STOCK  805423308     1897    135000   SH            SOLE       NONE      135000
SAVVIS INC                      CONVERTIBLE  805423AA8     7735   8500000  PRN            SOLE       NONE     8500000
SBA COMMUNICATIONS CORP        COMMON STOCK  78388J106     4441    130000   SH            SOLE       NONE      130000
SMARTHEAT INC                  COMMON STOCK  83172F104     5082    350000   SH            SOLE       NONE      350000
SOLARFUN POWER HOLD                 ADR      83415U108     4578    600000   SH            SOLE       NONE      600000
STR HOLDINGS INC               COMMON STOCK  78478V100     3326    211700   SH            SOLE       NONE      211700
STRAYER EDUCATION INC          COMMON STOCK  863236105     2657     12500   SH            SOLE       NONE       12500
SUNPOWER CORP                   CONVERTIBLE  867652AA7     6538   7580000  PRN            SOLE       NONE     7580000
SUNPOWER CORP                  COMMON - CL A 867652109     4262    180000   SH            SOLE       NONE      180000
SUNPOWER CORP                  COMMON - CL B 867652307     3143    150000   SH            SOLE       NONE      150000
SUNTECH PWR HLDGS               CONVERTIBLE  86800CAE4     8004  10100000   SH            SOLE       NONE    10100000
TIFFANY & CO                   COMMON STOCK  886547108     3440     80000   SH            SOLE       NONE       80000
TRACTOR SUPPLY COMPANY         COMMON STOCK  892356106    10594    200000   SH            SOLE       NONE      200000
TRANSDIGM GROUP INC            COMMON STOCK  893641100     8548    180000   SH            SOLE       NONE      180000
TRINA SOLAR LIMITED             CONVERTIBLE  89628EAA2    10193   6000000  PRN            SOLE       NONE     6000000
URBAN OUTFITTERS INC           COMMON STOCK  917047102     8748    250000   SH            SOLE       NONE      250000
VISA INC                       COMMON STOCK  92826C839     2187     25000   SH            SOLE       NONE       25000
VISTAPRINT NV                  COMMON STOCK  N93540107    14732    260000   SH            SOLE       NONE      260000
WELLPOINT INC                  COMMON STOCK  94973V107    11075    190000   SH            SOLE       NONE      190000
XTO ENERGY INC                 COMMON STOCK  98385X106     1861     40000   SH            SOLE       NONE       40000
YINGLI GREEN ENERGY HLDG        CONVERTIBLE  98584BAA1     5014   4600000   SH            SOLE       NONE     4600000